Summary of Restricted Share Units Granted (Parenthetical) (Detail) - Restricted Share Units (RSUs) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs settled on vesting by issuing shares (net of minimum tax withholding)	3,576		32,395	29,719	199,949
Shares to be issued on vested awards other than options			52,875	86,517	53,546	92,692	61,057
Vested RSU issued during the period	6,000
Vesting Period Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested RSU issued during the period	52,055				53,023
Vesting Period Three | Scenario, Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested RSU issued during the period		52,482
Vested in December 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
RSUs settled on vesting by issuing shares (net of minimum tax withholding)			17,802
Vested RSU issued during the period			34,035
Vested in December 31, 2016 | Scenario, Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested RSU issued during the period		52,482